Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Commitments and contingencies

30.  Commitments and contingencies

(a)  Operating lease commitments

The operating lease commitments as of December 31, 2021 as presented below mainly consist of the short-term lease commitments and leases that have not yet commenced but that create significant rights and obligations for the Company, which are not included in operating lease right-of-use assets and lease liabilities.

As of December 31, 2021, future minimum payments under non-cancellable operating leases commitments consist of the following:

Office rental
US$

2022	1,846
2023	223
2024	43
2025 and after	—
2,112

(b)  Capital commitments

As of December 31, 2020 and 2021, the Group had outstanding capital commitments totaling to US$142,975 and US$109,881, which consisted of capital expenditures related to properties and additional investments in equity investments, respectively.

(c)  Litigation

The Company and certain of its current and former officers and directors were named as defendants in a federal putative securities class action filed in November 2020 alleging that they made material misstatements and omissions in documents filed with the SEC regarding certain of the allegations contained in a short seller report. On March 9, 2022, the court granted the motion to dismiss the claims against the Company but plaintiff still has the ability to file a notice of appeal within 30 days from March 9, 2022. The plaintiffs have filed a notice of appeal before the due date. As of the date of this report, the Company is not able to make a reliable estimate of any potential loss from this class action.

In addition to the above, from time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows.